Business Combinations (Intangible Assets Acquired) (Details) - USD ($) $ in Thousands	Aug. 14, 2014	Feb. 28, 2015
50 Fremont Street [Member]
Business Acquisition [Line Items]
Building		$ 435,390
Land		183,888
Land		9,483
Intangible assets		7,590
Loan assumed on 50 Fremont fair market value adjustment		1,249
Net assets acquired		$ 637,600
RelateIQ, Inc. [Member]
Business Acquisition [Line Items]
Fair Value	$ 16,200
Intangible assets	16,200
Net assets acquired	340,206
RelateIQ, Inc. [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Fair Value	$ 14,470
Useful Life	7 years
RelateIQ, Inc. [Member] | Customer Relationship and Other [Member]
Business Acquisition [Line Items]
Fair Value	$ 1,730
RelateIQ, Inc. [Member] | Customer Relationship and Other [Member] | Minimum
Business Acquisition [Line Items]
Useful Life	1 year
RelateIQ, Inc. [Member] | Customer Relationship and Other [Member] | Maximum
Business Acquisition [Line Items]
Useful Life	3 years